UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $236,674 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    10328   135130 SH       Sole                        0        0   135130
ALLSTATE CORP                  COM              020002101     9408   156649 SH       Sole                        0        0   156649
AMERICAN INTL GROUP INC        COM              026874107     9620   143106 SH       Sole                        0        0   143106
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      431    32000 SH       Sole                        0        0    32000
AMGEN INC                      COM              031162100     6122   109555 SH       Sole                        0        0   109555
ANHEUSER BUSCH COS INC         COM              035229103     7150   141695 SH       Sole                        0        0   141695
AT&T INC                       COM              00206r102      217     5500 SH       Sole                        0        0     5500
BANK OF AMERICA CORPORATION    COM              060505104    10689   209500 SH       Sole                        0        0   209500
BECKMAN COULTER INC            COM              075811109     7496   117323 SH       Sole                        0        0   117323
BECTON DICKINSON & CO          COM              075887109     5468    71110 SH       Sole                        0        0    71110
CAPITAL ONE FINL CORP          COM              14040H105      203     2695 SH       Sole                        0        0     2695
CHEVRON CORP NEW               COM              166764100     7949   107478 SH       Sole                        0        0   107478
CISCO SYS INC                  COM              17275R102     7894   309220 SH       Sole                        0        0   309220
CITIGROUP INC                  COM              172967101    10021   195195 SH       Sole                        0        0   195195
COCA COLA CO                   COM              191216100      306     6366 SH       Sole                        0        0     6366
COMCAST CORP NEW               CL A SPL         20030N200    10477   411347 SH       Sole                        0        0   411347
CONOCOPHILLIPS                 COM              20825C104     7355   107610 SH       Sole                        0        0   107610
DU PONT E I DE NEMOURS & CO    COM              263534109    10588   214206 SH       Sole                        0        0   214206
EDUCATION RLTY TR INC          COM              28140H104      482    32600 SH       Sole                        0        0    32600
EOG RES INC                    COM              26875P101     5792    81190 SH       Sole                        0        0    81190
EXXON MOBIL CORP               COM              30231G102     9117   120835 SH       Sole                        0        0   120835
FEDEX CORP                     COM              31428X106    10670    99318 SH       Sole                        0        0    99318
GENERAL ELECTRIC CO            COM              369604103    12283   347382 SH       Sole                        0        0   347382
HOME DEPOT INC                 COM              437076102      784    21350 SH       Sole                        0        0    21350
HONEYWELL INTL INC             COM              438516106     6865   149052 SH       Sole                        0        0   149052
INTERNATIONAL BUSINESS MACHS   COM              459200101      215     2284 SH       Sole                        0        0     2284
JOHNSON & JOHNSON              COM              478160104     9642   160013 SH       Sole                        0        0   160013
JP MORGAN CHASE & CO           COM              46625H100    13093   270630 SH       Sole                        0        0   270630
KEYCORP NEW                    COM              493267108     1859    49602 SH       Sole                        0        0    49602
MICROSOFT CORP                 COM              594918104    11232   403005 SH       Sole                        0        0   403005
PFIZER INC                     COM              717081103      316    12506 SH       Sole                        0        0    12506
TEXAS INSTRS INC               COM              882508104     4950   164450 SH       Sole                        0        0   164450
TRANSOCEAN INC                 ORD              G90078109     7846    96039 SH       Sole                        0        0    96039
WAL MART STORES INC            COM              931142103    11396   242729 SH       Sole                        0        0   242729
WELLS FARGO & CO NEW           COM              949746101     7989   232030 SH       Sole                        0        0   232030
XM SATELLITE RADIO HLDGS INC   CL A             983759101      421    32600 SH       Sole                        0        0    32600